IMPAIRMENT OF ASSETS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Opening balance at January 1	$ 59,567	$ 65,751
Decrease due to sale of subsidiary	(685)	0
Decrease in foreign currency exchange	(1,185)	(6,184)
Closing balance	$ 57,697	$ 59,567